Consolidated Statements of Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Revenue	$ 2,893	$ 3,055	$ 5,849	$ 5,776
Costs and expenses (income)
Cost of sales (notes 5 and 7)	1,704	1,900	3,416	3,676
General and administrative expenses	47	71	85	111
Exploration, evaluation and project expenses	77	78	138	149
Impairment (reversals) charges (notes 9b and 13)	2	23	(87)	(313)
Loss on currency translation	7	2	11	18
Closed mine rehabilitation	6	7	29	97
Income from equity investees (note 12)	(104)	(61)	(207)	(115)
Other expense (note 9a)	26	73	45	38
Income before finance costs and income taxes	1,128	962	2,419	2,115
Finance costs, net	(91)	(82)	(178)	(186)
Income before income taxes	1,037	880	2,241	1,929
Income tax expense (note 10)	(343)	(258)	(717)	(644)
Net income	694	622	1,524	1,285
Attributable to:
Equity holders of Barrick Gold Corporation	411	357	949	757
Non-controlling interests (note 17)	$ 283	$ 265	$ 575	$ 528
Earnings per share data attributable to the equity holders of Barrick Gold Corporation (note 8)
Basic	$ 0.23	$ 0.20	$ 0.53	$ 0.43
Diluted	$ 0.23	$ 0.20	$ 0.53	$ 0.43